UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.

Schulte Roth & Zabel LLP

919 3rd Avenue, 24th Floor

New York, NY 10122

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			September 30, 2013 Fair Value

	Investments in Securities – 118.66%
	Common Stock – 118.66%
	United States – 92.44%
	Apparel Manufacturers – 3.84%
531,220	Carter’s, Inc.	(a)	$40,314,286
133,570	Ralph Lauren Corp.	(a)	22,002,986
			62,317,272

	Applications Software – 0.81%
68,356	Imperva, Inc.*		2,872,319
198,839	ServiceNow, Inc.*		10,329,686
			13,202,005

	Broadcasting Services / Programming – 1.40%
291,390	Scripps Networks Interactive, Inc., Class A		22,760,473

	Computer Aided Design – 2.00%
939,618	Aspen Technology, Inc.*	(a)	32,463,802

	Computer Data Security – 0.35%
266,689	Qualys, Inc.*		5,704,478

	Computer Software – 1.74%
543,990	Akamai Technologies, Inc.*	(a)	28,124,283

	Computers – 2.25%
76,520	Apple, Inc.	(a)	36,480,910

	Computers - Memory Devices – 0.92%
251,161	SanDisk Corp.	(a)	14,946,591

	Consulting Services – 3.11%
775,355	Verisk Analytics, Inc., Class A*	(a)	50,367,061

	Consumer Products - Miscellaneous – 0.73%
587,462	Tumi Holdings, Inc.*		11,837,359

	E-Commerce / Products – 6.01%
130,431	Amazon.com, Inc.*	(a)	40,777,948
876,210	eBay, Inc.*	(a)	48,883,756

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2013 Fair Value

	Common Stock – (continued)
	United States – (continued)
	E-Commerce / Products (continued)
139,900	Shutterfly, Inc.*		$7,817,612
			97,479,316

	E-Commerce / Services – 5.08%
5,404,980	Groupon, Inc.*		60,589,826
287,850	TripAdvisor, Inc.*		21,830,544
			82,420,370

	Electronic Components - Miscellaneous – 0.41%
514,700	Vishay Intertechnology, Inc.*		6,634,483

	Electronic Components - Semiconductors – 4.27%
359,061	OmniVision Technologies, Inc.*	(a)	5,497,224
347,709	Silicon Laboratories, Inc.*		14,850,651
1,043,030	Xilinx, Inc.	(a)	48,876,386
			69,224,261

	Electronic Design Automation – 4.27%
1,283,630	Cadence Design Systems, Inc.*	(a)	17,329,005
1,376,252	Synopsys, Inc.*	(a)	51,884,700
			69,213,705

	Enterprise Software / Services – 2.11%
96,725	Benefitfocus, Inc.*		4,755,001
240,360	Guidewire Software, Inc.*		11,323,359
466,140	Informatica Corp.*		18,165,476
			34,243,836

	Finance - Credit Card – 4.61%
66,750	Mastercard, Inc., Class A	(a)	44,908,065
156,340	Visa, Inc., Class A	(a)	29,876,574
			74,784,639

	Finance - Other Services – 1.34%
119,560	IntercontinentalExchange, Inc.*		21,690,575

	Internet Application Software – 0.48%
2,090,580	Zynga, Inc., Class A*		7,693,334

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2013 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Internet Content - Information / Network – 2.67%
122,211	Linkedin Corp., Class A*	(a)	$30,071,239
198,425	Yelp, Inc.*		13,131,766
			43,203,005

	Internet Infrastructure Software – 1.12%
712,149	TIBCO Software, Inc.*		18,223,893

	Internet Security – 0.76%
297,780	FireEye, Inc.*		12,366,803

	Medical - Biomedical / Genetics – 5.20%
235,140	Alexion Pharmaceuticals, Inc.*	(a)	27,313,862
197,320	Celgene Corp.*	(a)	30,373,468
423,780	Gilead Sciences, Inc.*	(a)	26,630,335
			84,317,665

	Medical - Drugs – 1.44%
597,850	ACADIA Pharmaceuticals, Inc.*		16,422,940
174,320	ViroPharma, Inc.*		6,850,776
			23,273,716

	Medical - Outpatient / Home Medical – 2.90%
1,481,723	Premier, Inc., Class A*		46,970,619

	Medical - Wholesale Drug Distribution – 2.69%
712,600	AmerisourceBergen Corp.	(a)	43,539,860

	Medical Products – 0.25%
349,120	Rockwell Medical, Inc.*		3,983,459

	Multi-Media – 4.82%
457,440	Time Warner, Inc.	(a)	30,104,126
1,436,390	Twenty-First Century Fox, Inc., Class B	(a)	47,975,426
			78,079,552

	Publishing - Newspapers – 2.05%
2,020,765	News Corp., Class B*	(a)	33,201,169

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2013 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Resorts / Theme Parks – 0.83%
399,590	Six Flags Entertainment Corp.		$13,502,146

	Retail - Apparel / Shoes – 1.05%
462,770	Urban Outfitters, Inc.*		17,016,053

	Retail - Discount – 3.90%
331,230	Costco Wholesale Corp.	(a)	38,131,198
438,682	Dollar Tree, Inc.*		25,075,063
			63,206,261

	Retail - Home Furnishings – 0.69%
177,260	Restoration Hardware Holdings, Inc.*		11,229,421

	Retail - Major Department Store – 0.48%
139,460	Nordstrom, Inc.		7,837,652

	Retail - Restaurants – 1.31%
470,280	Dunkin’ Brands Group, Inc.	(a)	21,284,873

	Retail - Sporting Goods – 1.23%
317,220	Cabela’s, Inc.*	(a)	19,994,377

	Semiconductor Components - Integrated Circuits – 2.53%
721,170	Analog Devices, Inc.	(a)	33,931,049
951,760	Atmel Corp.*		7,081,094
			41,012,143
	Semiconductor Equipment – 4.75%
2,480,520	Applied Materials, Inc.	(a)	43,508,321
2,032,330	Teradyne, Inc.*	(a)	33,574,091
			77,082,412
	Television – 2.92%
859,010	CBS Corp.- Class B – Non Voting	(a)	47,382,992

	Therapeutics – 1.32%
154,700	Pharmacyclics, Inc.*		21,413,574

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2013 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Web Portals / ISP – 1.80%
878,930	Yahoo!, Inc.*		$29,145,319
	Total United States (Cost $1,274,248,067)		$1,498,855,717

	Canada – 0.46%
	Retail - Apparel / Shoes – 0.46%
101,740	Lululemon Athletica, Inc.*		7,436,177
	Total Canada (Cost $7,483,040)		$7,436,177

	China – 9.18%
	E-Commerce / Products – 0.62%
956,030	E-Commerce China Dangdang, Inc. - Sponsored ADR*	(a)	10,019,194

	E-Commerce / Services – 1.95%
541,500	Ctrip.com International, Ltd. - Sponsored ADR*		31,639,845

	Internet Content - Entertainment – 1.55%
914,480	Youku Tudou, Inc. - Sponsored ADR*		25,056,752

	Retail - Regional Department Stores – 0.67%
6,908,303	Golden Eagle Retail Group, Ltd.		10,778,740

	Web Portals / ISP – 4.39%
459,147	Baidu, Inc. - Sponsored ADR*	(a)	71,250,432
	Total China (Cost $118,788,930)		$148,744,963

	Hong Kong – 4.28%
	Agricultural Operations – 0.03%
123,722	Le Gaga Holdings, Ltd. - Sponsored ADR*		441,688

	Alternative Waste Technology – 1.78%
32,700,633	China Everbright International, Ltd.		28,884,042

	Casino Hotels – 2.40%
5,554,000	Galaxy Entertainment Group, Ltd.*		38,959,737

	Retail - Apparel / Shoes – 0.07%
3,317,637	Trinity, Ltd.		1,116,556
	Total Hong Kong (Cost $31,765,355)		$69,402,023

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2013 Fair Value

	Common Stock – (continued)
	Japan – 12.30%
	Audio / Video Products – 1.54%
1,161,600	Sony Corp. - Sponsored ADR	(a)	$24,997,632

	Cosmetics & Toiletries – 0.94%
851,817	Shiseido Co., Ltd.		15,313,049

	E-Services / Consulting – 1.40%
719,211	Digital Garage, Inc.		22,648,091

	Electronic Components - Miscellaneous – 0.46%
918,400	Alps Electric Co., Ltd.		7,403,297

	Finance - Leasing Company – 0.26%
261,480	ORIX Corp.		4,250,265

	Finance - Other Services – 3.37%
2,464,945	Japan Exchange Group, Inc.		54,586,313

	Internet Content - Information / Network – 1.22%
846,564	Kakaku.Com, Inc.		19,747,967

	Resorts / Theme Parks – 0.99%
97,737	Oriental Land Co., Ltd.		16,155,733

	Retail - Apparel / Shoes – 0.62%
239,370	United Arrows, Ltd.		10,074,803

	Transport - Truck – 0.98%
703,145	Yamato Holdings Co., Ltd.		15,850,641

	Web Portals / ISP – 0.52%
651,100	GMO Internet, Inc.		8,466,719
	Total Japan (Cost $175,917,248)		$199,494,510

	Total Common Stock (Cost $1,608,202,640)		$1,923,933,390

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

September 30, 2013 Fair Value

Total Investments (Cost $1,608,202,640) – 118.66%	$1,923,933,390

Other Liabilities in Excess of Assets – (18.66%)**	(302,517,199)

Members’ Capital – 100.00%	$1,621,416,191

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $198,785,380 invested in a BNY Mellon Money Market Account, which is 12.26% of Members’ Capital and foreign currency with a U.S. Dollar value $35,250,864 held in BNY Mellon Money Market Accounts, which are 2.17% of Members’ Capital.

At December 31, 2012, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,417,832,319 and $505,622,864, respectively.

For Federal income tax purposes, at December 31, 2012, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased was $109,948,673 consisting of $188,633,918 gross unrealized gain and $78,685,245 gross unrealized loss.

ADR	American Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2013 Fair Value

	Securities Sold, Not Yet Purchased – 36.57%
	Common Stock – 36.57%
	United States – 20.87%
	Building - Mobile Home / Manufactured Housing – 0.48%
134,041	Thor Industries, Inc.	$7,779,740

	Casino Hotels – 0.36%
407,500	Boyd Gaming Corp.	5,766,125

	Commercial Services – 0.31%
135,360	Weight Watchers International, Inc.	5,058,403

	Commercial Services - Finance – 0.54%
469,930	The Western Union Co.	8,768,894

	Communications Software – 0.61%
281,260	Solarwinds, Inc.	9,860,976

	Computer Services – 1.20%
105,000	International Business Machines Corp.	19,443,900

	Cruise Lines – 0.87%
432,610	Carnival Corp.	14,120,390

	Electric - Integrated – 0.46%
245,980	PPL Corp.	7,472,872

	Electronic Components - Semiconductors – 1.98%
140,630	Cree, Inc.	8,464,520
432,860	Freescale Semiconductor, Ltd.	7,207,119
716,100	Intel Corp.	16,413,012
		32,084,651

	Enterprise Software / Services – 1.00%
488,110	Oracle Corp.	16,190,609

	Food - Retail – 0.45%
227,883	Safeway, Inc.	7,289,977

	Human Resources – 0.38%
625,900	Monster Worldwide, Inc.	2,766,478
88,430	Robert Half International, Inc.	3,451,423
		6,217,901

	Internet Content - Information / Network – 0.21%
405,910	Dice Holdings, Inc.	3,454,294

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2013 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Internet Infrastructure Software – 0.18%
33,640	F5 Networks, Inc.	$2,884,966

	Medical Products – 0.57%
140,620	Baxter International, Inc.	9,237,328

	Networking Products – 0.28%
148,010	LogMeIn, Inc.	4,595,710

	Printing - Commercial – 0.69%
385,270	Valassis Communications, Inc.	11,126,598

	Recreational Centers – 0.76%
238,770	Life Time Fitness, Inc.	12,289,492

	Registered Investment Company – 4.65%
1,265,640	iShares MSCI Japan ETF	15,073,772
395,310	iShares US Real Estate ETF	25,204,966
941,310	Utilities Select Sector SPDR Fund	35,157,928
		75,436,666

	REITS - Office Property – 0.73%
259,250	Mack-Cali Realty Corp.	5,687,945
348,660	Piedmont Office Realty Trust, Inc., Class A	6,052,738
		11,740,683

	Rental Auto / Equipment – 0.73%
140,630	Aaron’s, Inc.	3,895,451
208,410	Rent-A-Center, Inc.	7,940,421
		11,835,872

	Retail - Apparel / Shoes – 0.34%
101,260	The Buckle, Inc.	5,473,103

	Retail - Computer Equipment – 0.33%
106,784	GameStop Corp., Class A	5,301,826

	Security Services – 0.59%
236,550	The ADT Corp.	9,618,123

	Telecommunication Equipment Fiber Optics – 1.13%
1,259,120	Corning, Inc.	18,370,561

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2013 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Web Hosting / Design – 1.04%
320,500	Rackspace Hosting, Inc.	$16,909,580
	Total United States (Proceeds $308,896,217)	$338,329,240

	Canada – 0.59%
	Enterprise Software / Services – 0.59%
128,000	Open Text Corp.	9,555,200
	Total Canada (Proceeds $6,485,496)	$9,555,200

	China – 2.64%
	Commercial Banks - Non U.S. – 0.43%
13,413,000	China Citic Bank Corp., Ltd., Class H	6,952,856

	Computers – 0.80%
12,456,000	Lenovo Group, Ltd.	13,025,989

	Electric - Generation – 0.63%
11,664,482	Datang International Power Generation Co., Ltd., Class H	5,144,022
5,068,000	Huaneng Power International, Inc., Class H	5,058,116
		10,202,138

	Electronic Components - Miscellaneous – 0.31%
1,085,236	AAC Technologies Holdings, Inc.	4,932,812

	Medical - Wholesale Drug Distribution – 0.17%
1,105,206	Sinopharm Group Co., Ltd., Class H	2,773,303

	Metal - Aluminum – 0.12%
214,600	Aluminum Corp of China, Ltd. - Sponsored ADR	1,976,466

	Metal Processors & Fabrication – 0.18%
9,732,000	China Zhongwang Holdings, Ltd.	2,949,043
	Total China (Proceeds $44,517,271)	$42,812,607

	Germany – 0.97%
	Enterprise Software / Services – 0.97%
212,100	SAP AG - Sponsored ADR	15,678,432
	Total Germany (Proceeds $15,833,166)	$15,678,432

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2013 Fair Value

	Common Stock – (continued)
	Hong Kong – 2.48%
	Audio / Video Products – 0.06%
2,035,993	Skyworth Digital Holdings, Ltd.	$971,380

	Distribution / Wholesale – 1.19%
13,293,000	Li & Fung, Ltd.	19,334,963

	Electric - Integrated – 0.65%
1,284,500	CLP Holdings, Ltd.	10,459,687

	Paper & Related Products – 0.23%
5,337,000	Nine Dragons Paper Holdings, Ltd.	3,764,400

	Retail - Miscellaneous / Diversified – 0.35%
1,802,000	China Resources Enterprise, Ltd.	5,727,736
	Total Hong Kong (Proceeds $41,616,954)	$40,258,166

	India – 0.72%
	Computer Services – 0.72%
243,300	Infosys, Ltd. - Sponsored ADR	11,705,163
	Total India (Proceeds $11,281,633)	$11,705,163

	Japan – 5.47%
	Audio / Video Products – 0.87%
1,464,512	Panasonic Corp.	14,148,750

	Chemicals - Diversified – 1.73%
404,309	Kuraray Co., Ltd.	4,841,368
355,200	Nitto Denko Corp.	23,130,798
		27,972,166
	Office Automation & Equipment – 1.57%
800,000	Canon, Inc.	25,518,264

	Photo Equipment & Supplies – 0.88%
817,400	Nikon Corp.	14,269,501

	Printing - Commercial – 0.42%
647,600	Dai Nippon Printing Co., Ltd.	6,850,480
	Total Japan (Proceeds $84,584,507)	$88,759,161

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		September 30, 2013 Fair Value

	Common Stock – (continued)
	Singapore – 0.56%
	Airlines – 0.56%
1,081,000	Singapore Airlines, Ltd.	$8,994,339
	Total Singapore (Proceeds $9,997,479)	$8,994,339

	South Korea – 0.56%
	Electronic Components - Miscellaneous – 0.56%
765,559	LG Display Co., Ltd. - Sponsored ADR	9,133,119
	Total South Korea (Proceeds $10,014,060)	$9,133,119

	Switzerland – 0.54%
	Computers - Peripheral Equipment – 0.54%
990,052	Logitech International SA	8,761,960
	Total Switzerland (Proceeds $13,954,575)	$8,761,960

	Taiwan – 1.17%
	Electronic Components - Miscellaneous – 0.33%
1,459,100	AU Optronics Corp. - Sponsored ADR	5,325,715

	Semiconductor Components - Integrated Circuits – 0.84%
1,032,137	Siliconware Precision Industries Co., - Sponsored ADR	5,965,752
3,718,433	United Microelectronics Corp. - Sponsored ADR	7,659,972
		13,625,724
	Total Taiwan (Proceeds $20,869,240)	$18,951,439

	Total Common Stock (Proceeds $568,050,598)	$592,938,826

	Total Securities Sold, Not Yet Purchased (Proceeds $568,050,598)	$592,938,826

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		September 30, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (0.02%)
	Total Return Swap Contracts - Long - (0.09%)
	United States – (0.12%)
	Semiconductor Components - Integrated Circuits - (0.12%)
$94,203,863	6/2/2014	QUALCOMM, Inc.	$(1,908,818)

		Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Web Portals / ISP - 0.00%
34,887,437	6/2/2014	Google, Inc., Class A	(54,296)

		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total United States		$(1,963,114)

	Brazil – 0.00%
	Retail-Drug Store - 0.00%
2,677,211	5/28/2015	Raia Drogasil S.A.	9,623

		Agreement with Morgan Stanley, dated 5/22/2013 to receive the total return of the shares of Raia Drogasil S.A. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Total Brazil		$9,623

	Japan – (0.05%)
	E-Commerce / Products - (0.05%)
80,144,309	12/22/2014	Rakuten, Inc.	(777,867)

		Agreement with Morgan Stanley, dated 04/14/2009 to receive the total return of the shares of Rakuten, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Television - 0.00%
10,046,705	12/22/2014	Nippon Television Holdings	(75,827)

		Agreement with Morgan Stanley, dated 06/10/2013 to receive the total return of the shares of Nippon Television Holdings in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	Japan – (continued)
	Web Portals/ISP - 0.00%
$20,974,757	12/22/2014	Yahoo Japan Corp.	$18,515

		Agreement with Morgan Stanley, dated 03/04/2013 to receive the total return of the shares of Yahoo Japan Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.
	Total Japan		$(835,179)
	South Korea – 0.05%
	Electronic Components - Semiconductors - 0.01%
27,462,339	12/27/2013	Samsung Electronics Co., Ltd.	122,405

		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

	Internet Content-Entertainment - 0.01%
14,797	12/27/2013	NHN Entertainment Corp.	354

		Agreement with Morgan Stanley, dated 07/30/2013 to receive the total return of the shares of NHN Entertainment Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

5,324,987	3/31/2014	NHN Entertainment Corp.	127,524

		Agreement with Morgan Stanley, dated 07/30/2013 to receive the total return of the shares of NHN Entertainment Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
			127,878

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	South Korea – (continued)
	Web Portals / ISP - 0.02%
$155,083	12/27/2013	NAVER Corp.	$910

		Agreement with Morgan Stanley, dated 08/01/2011 to receive the total return of the shares of NAVER Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

57,133,777	3/31/2014	NAVER Corp.	335,070

		Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of NAVER Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
			335,980

	Wireless Equipment - 0.01%
21,602,384	12/27/2013	Samsung SDI	223,282

		Agreement with Morgan Stanley, dated 07/18/2013 to receive the total return of the shares of Samsung SDI in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
	Total South Korea		$809,545

	Taiwan – 0.01%
	Retail - Restaurants - 0.01%
15,328,330	1/23/2015	Gourmet Master Co., Ltd.	137,778

		Agreement with Morgan Stanley, dated 11/22/2010 to receive the total return of the shares of Gourmet Master Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.
	Total Taiwan		$137,778

	United Kingdom – 0.02%
	Hotels & Motels - 0.02%
16,450,558	12/11/2014	Whitbread PLC	283,078

		Agreement with Morgan Stanley, dated 6/21/2013 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Total United Kingdom		$283,078

	Total Return Swap Contracts - Long		$(1,558,269)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - 0.07%
	Belgium – 0.01%
	Food-Retail - 0.01%
$10,962,958	1/3/2014	Delhaize Group SA	$211,918

		Agreement with Morgan Stanley, dated 10/29/2012 to deliver the total return of the shares of Delhaize Group SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Belgium		$211,918

	Japan - 0.02%
	Audio / Video Products - 0.00%
7,814,804	12/22/2014	Sharp Corp.	(25,661)

		Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Sharp Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.00%.

	Building Products - Doors & Windows - 0.00%
14,657,805	12/22/2014	Asahi Glass Co., Ltd.	(30,673)

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of Asahi Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Capacitors - 0.01%
14,936,747	12/22/2014	Taiyo Yuden Co., Ltd.	164,332

		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.00%.

	Electronic Components - Miscellaneous - (0.01%)
5,926,814	12/22/2014	NEC Corp.	146,321

		Agreement with Morgan Stanley, dated 7/30/2012 to deliver the total return of the shares of NEC Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Japan – (continued)
	Electronic Components - Miscellaneous – (continued)
$18,011,133	12/22/2014	Nippon Electric Glass Co., Ltd.	$(128,856)

		Agreement with Morgan Stanley, dated 07/19/2011 to deliver the total return of the shares of Nippon Electric Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

8,757,577	12/22/2014	Toshiba Corp.	(207,884)

		Agreement with Morgan Stanley, dated 08/18/2011 to deliver the total return of the shares of Toshiba Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(190,419)
	Electronic Components - Semiconductors - 0.00%
6,699,640	12/22/2014	Nippon Chemi-Con Corp.	(8,278)

		Agreement with Morgan Stanley, dated 09/16/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

3,838,768	12/22/2014	Rohm Co., Ltd.	82,560

		Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of Rohm Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			74,282

	Internet Content-Entertainment - (0.01%)
5,409,720	12/22/2014	Gree, Inc.	(117,852)

		Agreement with Morgan Stanley, dated 06/07/2013 to deliver the total return of the shares of Gree, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.17%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Japan – (continued)
	Office Automation & Equipment - 0.01%
$13,360,183	12/22/2014	Ricoh Co., Ltd.	$120,111

		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

6,726,778	12/22/2014	Seiko Epson Corp.	57,090

		Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Seiko Epson Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			177,201

	Photo Equipment & Supplies - 0.02%
8,051,523	12/22/2014	Konica Minolta, Inc.	288,424

		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Japan		$339,634

	South Korea – (0.04%)
	Electric Products - Miscellaneous - 0.00%
17,514,504	12/27/2013	LG Electronics, Inc.	176,240

		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.46%.

1,226,903	12/27/2013	LG Innotek Co., Ltd.	(25,198)

		Agreement with Morgan Stanley, dated 5/02/2012 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	South Korea – (continued)
	Electric Products - Miscellaneous – (continued)
$10,462,638	3/31/2014	LG Innotek Co., Ltd.	$(214,876)

		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

			(63,834)

	Electronic Components - Miscellaneous - (0.03%)
10,029,911	12/27/2013	Samsung Electro - Mechanics Co., Ltd.	(373,262)

		Agreement with Morgan Stanley, dated 8/6/2010 to deliver the total return of the shares of Samsung Electro - Mechanics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.41%.

	Electronic Components - Semiconductors - (0.01%)
7,439,709	3/31/2014	Hynix Semiconductors, Inc.	(142,894)

		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Hynix Semiconductors, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total South Korea		$(579,990)

	Netherlands – 0.01%
	Food-Retail - 0.01%
10,013,912	1/3/2014	Koninklijke (Royal) KPN NV	131,228

		Agreement with Morgan Stanley, dated 11/20/2012 to deliver the total return of the shares of Koninklijke (Royal) KPN NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Netherlands		$131,228

	Spain - 0.00%
	Finance - Investment Banker / Broker - 0.00%
2,072,346	1/3/2014	Bolsas y Mercados Espanoles SA	(68,027)

		Agreement with Morgan Stanley, dated 12/28/2011 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.50%.

	Total Spain		$(68,027)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan - 0.07%
	Computers - 0.01%
$12,751,582	1/23/2015	Asustek Computer, Inc.	$136,013

		Agreement with Morgan Stanley, dated 03/28/2011 to deliver the total return of the shares of Asustek Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.13%.

5,066,845	1/23/2015	Compal Electronics, Inc.	(155,931)

		Agreement with Morgan Stanley, dated 03/29/2011 to deliver the total return of the shares of Compal Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.

6,849,014	1/23/2015	Quanta Computer, Inc.	12,020

		Agreement with Morgan Stanley, dated 6/18/2009 to deliver the total return of the shares of Quanta Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.75%.

3,050,881	1/23/2015	Winstron Corp.	137,262

		Agreement with Morgan Stanley, dated 04/25/2011 to deliver the total return of the shares of Winstron Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.00%.

			129,364
	Computers - Peripheral Equipment - 0.01%
10,696,291	1/23/2015	Innolux Corp.	224,427

		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan - (continued)
	Electronic Components - Miscellaneous - 0.01%
$7,247,026	1/23/2015	AU Optronics Corp.	$161,735

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

14,883,687	1/23/2015	Hon Hai Precision Industry Co., Ltd.	(82,514)

		Agreement with Morgan Stanley, dated 01/08/2013 to deliver the total return of the shares of Hon Hai Precision Industry Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

3,461,571	1/23/2015	TPK Holding Co., Ltd.	238,464

		Agreement with Morgan Stanley, dated 09/28/2011 to deliver the total return of the shares of TPK Holding Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.00%.

201,807	1/23/2015	Wintek Corp.	3,205

		Agreement with Morgan Stanley, dated 9/14/2010 to deliver the total return of the shares of Wintek Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.00%.
			320,890

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan - (continued)
	Electronic Components - Semiconductors - 0.02%
$15,659,313	1/23/2015	MediaTek, Inc.	$254,274

		Agreement with Morgan Stanley, dated 01/15/2009 to deliver the total return of the shares of MediaTek, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

	Metal Processors & Fabrication - 0.00%
6,141,956	1/23/2015	Catcher Technology Co., Ltd.	(74,347)

		Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.

	Photo Equipment & Supplies - 0.01%
6,315,975	1/23/2015	Largan Precision Co., Ltd.	122,625

		Agreement with Morgan Stanley, dated 08/10/2011 to deliver the total return of the shares of Largan Precision Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.50%.

	Semiconductor Components - Integrated Circuits - 0.01%
8,914,431	1/23/2015	Novatek Microelectronics Corp.	248,423

		Agreement with Morgan Stanley, dated 07/19/2013 to deliver the total return of the shares of Novatek Microelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.91%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Notional Amount	Maturity Date		September 30, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan - (continued)
	Semiconductor Components - Integrated Circuits -(continued)
$12,670,506	1/23/2015	Powertech Technology, Inc.	$(90,060)

		Agreement with Morgan Stanley, dated 11/09/2011 to deliver the total return of the shares of Powertech Technology, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.

3,072,701	1/23/2015	Realtek Semiconductor Corp.	(96,103)

		Agreement with Morgan Stanley, dated 09/11/2009 to deliver the total return of the shares of Realtek Semiconductor Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.36%

1,555,052	1/23/2015	United Microelectronics Corp.	36,505

		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.30%.

			98,765
	Total Taiwan		$1,075,998

	United Kingdom – 0.01%
	Food-Retail - 0.01%
11,210,272	12/11/2014	Tesco PLC	(31,616)

		Agreement with Morgan Stanley, dated 4/17/2013 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

10,994,452	12/11/2014	WM Morrison Supermarkets PLC	106,229

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			74,613
	Total United Kingdom		$74,613

	Total Return Swap Contracts - Short		$1,185,374

	Total Swap Contracts		$(372,895)

Advantage Advisers Xanthus Fund, L.L.C.

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investment at fair value

		Securities Sold,	Other
	Investments	Not Yet	Financial
Valuation Inputs	in Securities	Purchased	Instruments
Level 1 - Quoted Prices
Common Stock	$1,923,933,390	$592,938,826

Level 2 - Other Significant
Observable Inputs
Total Return Swaps			(372,895)

Level 3 - Other Significant
Unobservable Inputs	—	—	—

Total	$1,923,933,390	$592,938,826	$(372,895)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer (principal executive officer)

Date	11/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer (principal executive officer)

Date	11/6/2013

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer (principal financial officer)

Date	11/6/2013

* Print the name and title of each signing officer under his or her signature.